Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Net loss for the year	$ (3,056,649)	$ (755,260)
Adjustments to obtain flows from operating activities:
Income tax	1,010,888	1,171,969
Depreciation and Impairment of Property, plant and equipment	432,389	621,988
Loan loss provisions	5,179,033	4,033,187
Results from exposure to changes in the purchasing power of money	(9,327,946)	(11,441,536)
Exchange rate difference on gold and foreign currency	(1,126,705)	(393,112)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	(5,979,152)	(5,820,127)
Derivatives	23,816	12,412
Repo transactions	4,945,864	(4,945,864)
To the non-financial public sector	15,341	(40,209)
To the other financial entities	187,807	124,440
To the non-financial sector and foreign residents	4,526,249	(21,229,212)
Other debt securities	(3,781,204)	3,272,856
Financial assets in guarantee	(85,998)	778,173
Investments in equity instruments	58,477	(62,684)
Other assets	2,033,926	651,037
Increases / (decreases) from operating liabilities:
Non-financial public sector	1,993,292	4,345,037
Financial sector	2,053	2,281
Private non-financial sector and foreign residents	9,625,687	12,861,955
Derivatives	94,222
Repo operations	0	0
Liabilities at fair value through profit or loss	268,086
Other liabilities	(1,729,887)	1,114,879
Income Tax paid	(1,323,633)	(1,313,394)
Net cash provided by / (used in) operating activities (A)	3,985,956	(18,099,931)
Payments related to:
Purchase of PPE, intangible assets and other assets	(1,263,758)	(961,388)
Purchase of liabilities and equity instruments issued by other entities	(208,252)	(109,082)
Purchase of investments in subsidiaries	(1,838,080)
Collections:
Disposals related to PPE, intangible assets and other assets	213,403	689,922
Net cash used in investing activities (B)	(3,096,687)	(380,548)
Payments:
Changes in investments in subsidiaries that do not result in control loss	(436)
Financing received from Argentine Financial Institutions	(68,373,253)	(63,870,306)
Unsubordinated negotiable obligations	(7,553,375)	(1,731,483)
Subordinated negotiable obligations	(12,985)	(1,527,772)
Dividends	(328,363)	(110,758)
Collections:
Unsubordinated negotiable obligations	4,179,312	10,637,195
Financing received from Argentine Financial Institutions	71,200,324	65,914,745
Contributions from shareholders		9,168,249
Net cash (used in) / provided by financing activities (C)	(888,776)	18,479,870
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents (D)	15,342,947	14,032,791
Net increase in cash and cash equivalents (A+B+C+D)	15,343,440	14,032,182
Cash and cash equivalents at the beginning of the year	31,633,118	17,600,936
Cash and cash equivalents at the end of the year	$ 46,976,558	$ 31,633,118